Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Revenue
Revenue	₨ 27,025,675	$ 356,506	₨ 24,319,542	₨ 22,952,067
Country of domicile [member]
Revenue
Revenue	22,399,400		20,292,816	17,808,889
Foreign countries [member]
Revenue
Revenue	₨ 4,626,275		₨ 4,026,726	₨ 5,143,178